Realized Gains (Losses) on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains	¥ 220,250	¥ 231,955	¥ 193,298
Gross realized losses	(14,670)	(29,387)	(21,422)
Net realized gains (losses) on sales of available-for-sale securities	¥ 205,580	¥ 202,568	¥ 171,876